Derivative Instruments	12 Months Ended
Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative instruments
Derivative Instruments
The Company enters into derivative instruments for both risk management and investment purposes. The Company is exposed to potential loss from various market risks, and manages its market risks based on guidelines established by management and the Risk and Finance Committee of the Company's Board of Directors. The Company recognizes all derivatives as either assets or liabilities in the balance sheet and measures those instruments at fair value, with the changes in fair value of derivatives shown in the consolidated statement of income as “Net realized and unrealized gains (losses) on derivative instruments” unless the derivatives are designated as hedging instruments. The accounting for derivatives that are designated as hedging instruments is described in Note 2(h), “Significant Accounting Policies – Derivative Instruments.” The following table summarizes information on the location and gross amounts of derivative fair values contained in the consolidated balance sheet as at December 31, 2013 and 2012:

(U.S. dollars in thousands)	2013				2012
	Asset Derivative Notional Amount	Asset Derivative Fair Value (1)	Liability Derivative Notional Amount	Liability Derivative Fair Value (1)	Asset Derivative Notional Amount	Asset Derivative Fair Value (1)	Liability Derivative Notional Amount	Liability Derivative Fair Value (1)
Derivatives designated as hedging instruments:
Foreign exchange contracts	$1,005,610	$26,098	$2,572,227	$70,462	$670,751	$12,511	$2,382,507	$23,715
Total derivatives designated as hedging instruments	$1,005,610	$26,098	$2,572,227	$70,462	$670,751	$12,511	$2,382,507	$23,715
Derivatives not designated as hedging instruments:
Investment Related Derivatives:
Interest rate exposure	$30,702	$266	$10,259	$8	$45,604	$2,060	$26,139	$253
Foreign exchange exposure	17,497	12	50,614	680	33,007	226	54,449	1,790
Credit exposure	—	—	340,020	15,128	25,000	486	436,959	15,472
Financial market exposure	58,232	1,111	14,821	77	72,597	9,559	16,910	—
Financial Operations Derivatives: (2)
Credit exposure	—	—	44,234	4,190	—	—	46,903	—
Other Non-Investment Derivatives:
Guaranteed minimum income benefit contract	—	—	53,564	14,940	—	—	69,051	25,396
Modified coinsurance funds withheld contract	66,369	—	—	—	76,975	—	—	—
Total derivatives not designated as hedging instruments	$172,800	$1,389	$513,512	$35,023	$253,183	$12,331	$650,411	$42,911
____________

(1)
Derivative instruments in an asset or liability position are included within Other assets or Other liabilities, respectively, in the balance sheet on a net basis where the Company has both a legal right of offset and the intentions to settle the contracts on a net basis.

(2)	Financial operations derivatives represent interests in variable interest entities as described in Note 16, “Variable Interest Entities".
The following table summarizes information on the gross and net amounts of derivative fair values and associated collateral received related to derivative assets or paid relating to derivative liabilities contained in the consolidated balance sheet at December 31, 2013 and 2012:

				Gross Amounts Not Offset in the Balance Sheet
December 31, 2013 (U.S. dollars in thousands)	Gross Amounts Recognized in Balance Sheet	Gross Amounts Offset in the Balance Sheet	Net Amounts in the Balance Sheet	Financial Instruments	Cash Collateral	Net Amounts
Derivative Assets	$27,487	$1,342	$26,145	$—	$—	$26,145
Derivative Liabilities	$105,485	$1,342	$104,143	$—	$19,847	$84,296

December 31, 2012 (U.S. dollars in thousands)
Derivative Assets	$24,842	$1,327	$23,515	$—	$—	$23,515
Derivative Liabilities	$66,626	$1,327	$65,299	$—	$12,130	$53,169

Derivative instruments in an asset or liability position are included within Other assets or Other liabilities, respectively, in the balance sheet on a net basis where the Company has both a legal right of offset and the intentions to settle the contracts on a net basis. The Company often enters into different types of derivative contracts with a single counterparty and these contracts are covered under netting agreements. At December 31, 2013 and 2012, the Company paid cash collateral related to foreign currency derivative positions and certain other derivative positions of $19.8 million and $12.1 million, respectively. The assets related to the net collateral paid were recorded as Other assets within the balance sheet as the collateral and derivative positions are not intended to be settled on a net basis.
(a) Derivative Instruments Designated as Fair Value Hedges
The Company designates certain of its derivative instruments as fair value hedges or cash flow hedges and formally and contemporaneously documents all relationships between the hedging instruments and hedged items and links the hedging derivative to specific assets and liabilities. The Company assesses the effectiveness of the hedge both at inception and on an on-going basis, and determines whether the hedge is highly effective in offsetting changes in fair value or cash flows of the linked hedged item.
The Company may hedge portions of its liabilities against changes in the applicable designated benchmark interest rate. Interest rate swaps may also be used to hedge the changes in fair value of certain fixed rate liabilities and fixed income securities due to changes in the designated benchmark interest rate. In addition, the Company utilizes foreign exchange contracts to hedge the fair value of certain fixed income securities as well as to hedge certain net investments in foreign operations.
The following table provides the total impact on earnings relating to derivative instruments formally designated as fair value hedges along with the impacts of the related hedged items for the years indicated:

Derivatives Designated as Fair Value Hedges (U.S. dollars in thousands)	Hedged Items – Amount of Gain/(Loss) Recognized in Income Attributable to Risk
	Gain/(Loss) Recognized in Income on Derivative	Deposit Liabilities	Fixed Maturity Investments	Ineffective Portion of Hedging Relationship – Gain/(Loss)
Year Ended December 31, 2013
Interest rate exposure	$—
Foreign exchange exposure	(22,568)
Total	$(22,568)	$—	$23,065	$497
Year Ended December 31, 2012
Interest rate exposure	$1,813
Foreign exchange exposure	(24,183)
Total	$(22,370)	$(6,182)	$23,967	$(4,585)
Year Ended December 31, 2011
Interest rate exposure	$25,680
Foreign exchange exposure	15,135
Total	$40,815	$(27,391)	$(15,299)	$(1,875)

The gains (losses) recorded on both the derivatives instruments and specific items designated as being hedged as part of the fair value hedging relationships outlined above are recorded through Net realized and unrealized gains (losses) on derivative instruments in the income statement along with any associated ineffectiveness in the relationships. In addition, the periodic coupon settlements relating to the interest rate swaps are recorded as adjustments to net investment income for the hedges of fixed maturity investments and as adjustments to interest expense for the hedges of deposit liabilities and notes payable and debt.
The periodic coupon settlements also resulted in decreases to Interest expense of nil, $4.9 million and $10.2 million for the years ended December 31, 2013, 2012 and 2011, respectively.
Settlement of Fair Value Hedges
A summary of the fair value hedges that have been settled and their impact on results during the indicated years ended December 31 as well as the remaining balance of fair value hedges and average years remaining to maturity are shown below:

Settlement of Fair Value Hedges – Summary (U.S. dollars in thousands, except years)	Fair Value Hedges – Notes Payable and Debt December 31,		Fair Value Hedges – Deposit Liabilities December 31,
	2013	2012	2013	2012
Cumulative reduction to interest expense	$18,856	$14,949	$37,382	$21,395
Remaining balance	$2,768	$6,675	$195,814	$211,800
Weighted average years remaining to maturity	0.7	1.7	22.7	25.3

(b) Derivative Instruments Designated as Hedges of the Net Investment in a Foreign Operation
The Company utilizes foreign exchange contracts to hedge the fair value of certain net investments in foreign operations. During the year ended December 31, 2013 and 2012, the Company entered into foreign exchange contracts that were formally designated as hedges of investments in foreign subsidiaries, the majority of which have functional currencies of either U.K. sterling or the Euro. There was no ineffectiveness in these transactions.
The following table provides the weighted average U.S. dollar equivalent of foreign denominated net assets that were hedged and the resultant gain (loss) that was recorded in the cumulative translation adjustment account within AOCI for the year ended December 31, 2013 and 2012.

Derivative Instruments Designated as Hedges of the Net Investment in a Foreign Operation – Summary (U.S. dollars in thousands)	2013	2012
Weighted average of U.S. dollar equivalent of foreign denominated net assets	$2,648,137	$1,962,076
Derivative gains (losses) (1)	$(27,392)	$(36,649)

____________

(1)
Derivative gains (losses) from derivative instruments designated as hedges of the net investment in a foreign operation are recorded in the cumulative translation adjustment account within AOCI for each period.

(c) Derivative Instruments Not Formally Designated As Hedging Instruments
The following table provides the total impact on earnings relating to derivative instruments not formally designated as hedging instruments under authoritative accounting guidance and from the ineffective portion of fair value hedges. The impacts are all recorded through Net realized and unrealized gains (losses) on derivatives in the income statement for the years ended December 31, 2013, 2012 and 2011:

Net Realized and Unrealized Gains (Losses) on Derivative Instruments (U.S. dollars in thousands)	2013	2012	2011
Investment Related Derivatives:
Interest rate exposure	$5,065	$4,394	$(1,021)
Foreign exchange exposure	(948)	(1,084)	(302)
Credit exposure	(4,052)	(7,611)	(16,527)
Financial market exposure	6,302	3,073	(5,131)
Financial Operations Derivatives:
Credit exposure	(2,437)	10,511	16,976
Other Non-Investment Derivatives:
Contingent credit facility	—	—	(6,068)
Guaranteed minimum income benefit contract	10,457	(2,906)	(1,300)
Modified coinsurance funds withheld contract	(7,086)	3,429	4,510
Total derivatives not designated as hedging instruments	$7,301	$9,806	$(8,863)
Amount of gain (loss) recognized in income from ineffective portion of fair value hedges	497	(4,585)	(1,875)
Net realized and unrealized gains (losses) on derivative instruments	$7,798	$5,221	$(10,738)

The Company’s objectives in using these derivatives are explained below.
(d)(i) Investment Related Derivatives
The Company, either directly or through its investment managers, may use derivative instruments within its investment portfolio, including interest rate swaps, inflation swaps, commodity contracts, credit derivatives (single name and index credit default swaps), options, forward contracts and financial futures (foreign exchange, bond and stock index futures), primarily as a means of economically hedging exposures to interest rate, credit spread, equity price changes and foreign currency risk or, in limited instances, for investment purposes. When using cleared derivatives, the Company is exposed to credit risk of the applicable clearing house and the company's future commissions merchant. When using uncleared derivatives, the Company is exposed to credit risk in the event of non-performance by the counterparties under any derivatives contracts, although the Company generally seeks to use credit support arrangements with counterparties to help manage this risk.
Investment Related Derivatives – Interest Rate Exposure
The Company utilizes risk management and overlay strategies that incorporate the use of derivative financial instruments, primarily to manage its fixed income portfolio duration and net economic exposure to interest rate risks. The Company also uses interest rate swaps to convert certain liabilities from a fixed rate to a variable rate of interest and may also use them to convert a variable rate of interest from one basis to another.
Investment Related Derivatives – Foreign Exchange Exposure
The Company has exposure to foreign currency exchange rate fluctuations through its operations and in its investment portfolio. The Company uses foreign exchange contracts to manage its exposure to the effects of fluctuating foreign currencies on the value of certain of its foreign currency fixed maturities primarily within its Life operations portfolio. These contracts are not designated as specific hedges for financial reporting purposes and, therefore, realized and unrealized gains and losses on these contracts are recorded in income in the period in which they occur. These contracts generally have maturities of twelve months or less.
In addition, certain of the Company's investment managers may, subject to investment guidelines, enter into forward contracts.
Investment Related Derivatives – Credit Exposure
Credit derivatives may be purchased within the Company's investment portfolio in the form of single name and basket credit default swaps, which are used to mitigate credit exposure through a reduction in credit spread duration (i.e., macro credit strategies rather than single-name credit hedging) or exposure to selected issuers, including issuers that are not held in the underlying bond portfolio.
Investment Related Derivatives – Financial Market Exposure
Stock index futures may be purchased within the Company's investment portfolio in order to create synthetic equity exposure and to add value to the portfolio with overlay strategies where market inefficiencies are believed to exist. From time to time, the Company may enter into other financial market exposure derivative contracts on various indices including, but not limited to, inflation and commodity contracts.
(d)(ii) Financial Operations Derivatives – Credit Exposure
At December 31, 2013 and 2012, the Company held one credit derivative exposure, which was written as part of the Company's previous financial lines business and is outside of the Company's investment portfolio. This is a European project finance loan participation that benefits from a deficiency guarantee from the German state and federal governments in the current amount of 68% following the scheduled expiry of a portion of this guarantee (80% at December 31, 2012). An aggregate summary of the credit derivative exposure at December 31 for the years indicated is as follows:

Financial Operations Derivatives - Credit Exposure Summary: (U.S. dollars in thousands, except term to maturity)	2013	2012
Principal outstanding	$42,080	$44,281
Interest outstanding	2,154	2,622
Aggregate outstanding exposure	$44,234	$46,903
Total liability recorded	$4,190	$—
Weighted average contractual term to maturity	3.7 years	4.7 years
Underlying obligations credit rating	CC	BB

At December 31, 2013 and 2012, there was no reported event of default on this obligation; however, due to the combination of the reduction in the deficiency guarantee percentage and a deterioration of the credit rating of the underlying obligations, a liability of $4.2 million was recorded during the year ended December 31, 2013. Credit derivatives are recorded at fair value based upon prices received from the investment bank counterparty and corroborated by using models developed by the Company. Although the Company does not have access to the specific unobservable inputs that may have been used in the value provided by the counterparty, it expects that the significant inputs considered would include changes in interest rates, future default rates, credit spreads, changes in credit quality, future expected recovery rates and other market factors. The change resulting from movements in credit and credit quality spreads is unrealized as the credit derivative is not traded to realize this resultant value.
(d)(iii) Other Non-Investment Derivatives
The Company also has derivatives embedded in certain reinsurance contracts. For a certain life reinsurance contract, the Company pays the ceding company a fixed amount equal to the estimated present value of the excess of the guaranteed benefit over the account balance upon the policyholder's election to take the income benefit. The fair value of this derivative is determined based on the present value of expected cash flows. In addition, the Company has modified coinsurance and funds withheld reinsurance agreements that provide for a return based on a portfolio of fixed income securities. As such, the agreements contain embedded derivatives. The embedded derivative is bifurcated from the funds withheld balance and recorded at fair value with changes in fair value recognized in earnings through Net realized and unrealized gains (losses) on derivative instruments.
(e) Contingent Credit Features
Certain derivative agreements entered into by the Company or its subsidiaries contain rating downgrade provisions that permit early termination of the agreement by the counterparty if collateral is not posted following failure to maintain certain credit ratings from one or more of the principal credit rating agencies. If the Company were required to early terminate such agreements due to a rating downgrade, it could potentially be in a net liability position at the time of settlement. The aggregate fair value of all derivative agreements containing such rating downgrade provisions that were in a liability position and the collateral posted under any of these agreements at December 31 for the years indicated were as follows:

Contingent Credit Features - Summary: (U.S. dollars in thousands)	2013	2012
Aggregate fair value of derivative agreements with downgrade provisions in a net liability position	$47,703	$20,366
Collateral posted to counterparty	$13,260	$5,490